Accrued Expenses Payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses [abstract]
Accruals and estimations	$ 9,059	$ 5,849
Labor related provisions	44,188	31,785
Liability for social security contributions	6,432	5,700
Other	642	1,028
Accrued expenses payable	$ 60,321	$ 44,362